N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2011 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (97.7%)

Consumer Discretionary (25.9%)
Academy Ltd -144A 9.250% 8/1/19	$45,000	$41,850
Allison Transmission Inc - 144A 7.125% 5/15/19	105,000	95,025
AMC Entertainment Holdings 9.750% 12/1/20	90,000	81,450
AMC Entertainment Inc 8.750% 6/1/19	35,000	34,388
American Axle 7.875% 3/1/17	125,000	117,500
American Axle & MFG Inc - 144A 9.250% 1/15/17	13,000	13,520
American Tire Dist Inc 9.750% 6/1/17	90,000	89,100
AWAS Aviation Capital LT - 144A 7.000% 10/15/16	95,200	93,296
Bon-Ton Dept Stores 10.250% 3/15/14	115,000	92,000
CCH II LLC/CCH II Capital 13.500% 11/30/16	50,000	57,000
CCO Holding LLC/Cap Corp 7.875% 4/30/18	215,000	218,762
CCO Holdings LLC/CAP Corp 7.000% 1/15/19	45,000	43,650
CCO Holdings LLC/CAP Corp - 144A 7.000% 1/15/19	35,000	33,862
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	125,000	123,750
Chinos Acquistion Corp 8.125% 3/1/19	85,000	71,187
Chrysler GP/CG CO-Issuer - 144A 8.000% 6/15/19	200,000	156,000
Cinemark USA Inc 7.375% 6/15/21	40,000	37,800
Citycenter Holdings/Fin - 144A 7.625% 1/15/16	90,000	84,600
Clear Channel Communication 9.000% 3/1/21	145,000	107,663
Dana Holding Corp 6.500% 2/15/19	55,000	52,250
Dineequity Inc 9.500% 10/30/18	75,000	74,438
Dish DBS Corp 7.875% 9/1/19	310,000	316,200
Dish DBS Corp - 144A 6.750% 6/1/21	75,000	71,625
Easton-Bell Sports Inc 9.750% 12/1/16	185,000	193,325
Echostar DBS Corp 7.125% 2/1/16	220,000	222,750
EH Holdings Corp - 144A 6.500% 6/15/19	50,000	48,125
EH Holdings Corp - 144A 7.625% 6/15/21	25,000	24,062
Ford Motor Credit Co LLC 5.000% 5/15/18	530,000	511,935
Goodyear Tire & Rubber Corp 8.250% 8/15/20	115,000	117,013
Goodyear Tire & Rubber Corp 8.750% 8/15/20	45,000	46,350
GWR Operating Partnership 10.875% 4/1/17	75,000	77,250
GXS Worldwide Inc 9.750% 6/15/15	100,000	96,000
Gymboree Corp 9.125% 12/1/18	95,000	70,300
Hanesbrands Inc 6.375% 12/15/20	30,000	29,100
Hanesbrands Inc 8.000% 12/15/16	125,000	132,188
Harrahs Operating Co Inc 11.250% 6/1/17	330,000	332,888
Harrahs Operating Co Inc 10.000% 12/15/18	80,000	47,600
Interactive Data Corp 10.250% 8/1/18	107,000	115,292
Inventiv Health Inc - 144A 10.000% 8/15/18	10,000	8,800
Inventiv Health Inc - 144A 10.000% 8/15/18	40,000	35,200
JC Penney Corp 7.950% 4/1/17	90,000	95,850
Libbey Glass Inc 10.000% 2/15/15	121,000	126,747
Limited Brands Inc 6.625% 4/1/21	35,000	35,262
Marina District Fin 9.500% 10/15/15	35,000	31,587
Marina District Fin 9.875% 8/15/18	115,000	96,025
MGM Mirage Inc 7.500% 6/1/16	185,000	160,487
MGM Mirage Inc 9.000% 3/15/20	195,000	202,556
MGM Mirage Inc 11.125% 11/15/17	40,000	43,900
(1)(3) Michaels Stores Inc 0.000% 11/1/16	55,000	56,650
Michaels Stores Inc 7.750% 11/1/18	110,000	102,850
Nexeo Solutions LLC - 144A 8.375% 3/1/18	65,000	64,187
Petco Animal Supplies - 144A 9.250% 12/1/18	90,000	90,000
Polymer Group Inc - 144A 7.750% 2/1/19	105,000	104,738
Quebecor Media 7.750% 3/15/16	240,000	239,400
Royal Caribbean Cruises 7.250% 6/15/16	65,000	65,813
Sealy Mattress Co 8.250% 6/15/14	285,000	268,613
Service Corp Intl 6.750% 4/1/16	10,000	10,250
Service Corp Intl 6.750% 4/1/15	50,000	52,000
Service Corp Intl 7.000% 5/15/19	60,000	60,600
(4) Servicemaster Company - 144A 10.750% 7/15/15	95,000	95,950
Simmons Bedding Co - 144A 11.250% 7/15/15	190,000	195,938
Steinway Musical Instruments - 144A 7.000% 3/1/14	39,000	39,000
Stewart Enterprises 6.500% 4/15/19	35,000	33,863
Travelport LLC 4.951% 9/1/14	45,000	26,100
Travelport LLC 9.875% 9/1/14	25,000	16,375
Travelport LLC/Travelpor 9.000% 3/1/16	15,000	8,775
Uncle Acquistion 2010 8.625% 2/15/19	60,000	55,575
Vail Resorts Inc - 144A 6.500% 5/1/19	65,000	64,025
Visant Corp 10.000% 10/1/17	145,000	134,125
Visteon Corp - 144A 6.750% 4/15/19	30,000	27,000
WMG Acquisition Corp 9.500% 6/15/16	90,000	91,125
Wynn Las Vegas LLC 7.750% 8/15/20	45,000	47,250
(4) YCC Holdings/Yankee Fina 10.250% 2/15/16	20,000	17,000
Zayo Group LLC/Zayo Cap 10.250% 3/15/17	100,000	104,250
		7,078,960
Consumer Staples (7.6%)
B&G Foods Inc 7.625% 1/15/18	55,000	56,789
Blue Merger Sub Inc - 144A 7.625% 2/15/19	130,000	109,850
Bumble Bee Acquisition - 144A 9.000% 12/15/17	130,000	122,200
Central Garden & Pet Co 8.250% 3/1/18	105,000	100,275
Clear Channel Worldwide 9.250% 12/15/17	265,000	270,962
Constellation Brands Inc 7.250% 9/1/16	65,000	68,250
Diversey Inc 8.250% 11/15/19	170,000	202,725
Dole Foods Co 13.875% 3/15/14	55,000	62,838
Dole Foods Co - 144A 8.000% 10/1/16	25,000	25,563
Graham Pack Co LP/GPC 8.250% 10/1/18	20,000	20,100
Michael Foods Inc 9.750% 7/15/18	75,000	77,439
Reynolds Group - 144A 8.250% 2/15/21	100,000	79,000
Reynolds Group - 144A 8.500% 5/15/18	45,000	38,025
Reynolds GRP ISS/Reynold - 144A 9.000% 4/15/19	200,000	170,000
Rite Aid Corp 7.500% 3/1/17	50,000	47,750
Rite Aid Corp 8.000% 8/15/20	10,000	10,425
Rite Aid Corp 9.500% 6/15/17	35,000	27,650
Rite Aid Corp 9.750% 6/12/16	55,000	58,025
Rite Aid Corp 10.250% 10/15/19	20,000	20,850
Solo Cup Company 10.500% 11/1/13	50,000	49,500
(4) Spectrum Brands Inc 12.000% 8/28/19	199,612	216,080
Spectrum Brands Inc - 144A 9.500% 6/15/18	50,000	53,250
Supervalu Inc 8.000% 5/1/16	100,000	94,500
Yankee Acquisition Corp 9.750% 2/15/17	120,000	110,700
		2,092,746
Energy (8.3%)
Arch Coal Inc 8.750% 8/1/16	125,000	132,500
Arch Coal Inc - 144A 7.000% 6/15/19	40,000	38,000
Arch Coal Inc - 144A 7.250% 6/15/21	25,000	24,063
Breitburn Energy Partner 8.625% 10/15/20	110,000	107,800
Brigham Exploration Co 6.875% 6/1/19	15,000	14,625
Brigham Exploration Co 8.750% 10/1/18	85,000	90,950
Calumet Speciality Products - 144A 9.375% 5/1/19	30,000	27,900
Chesapeake Energy Corp 6.625% 8/15/20	95,000	97,850
Cloud Peak Energy 8.250% 12/15/17	75,000	77,812
Consol Energy Inc 8.000% 4/1/17	50,000	52,250
Consol Energy Inc 8.250% 4/1/20	15,000	15,789
Crosstex Energy LP 8.875% 2/15/18	140,000	143,500
Denbury Resources Inc 8.250% 2/15/20	90,000	94,500
Eagle Rock Energy Partners - 144A 8.375% 6/1/19	75,000	72,000
EV Energy Partners - 144A 8.000% 4/15/19	75,000	72,375
Forest Oil Corp 7.250% 6/15/19	80,000	78,800
GMX Resources Inc - 144A 11.375% 2/15/19	50,000	36,000
Inergy LP/Inergy Fin 7.000% 10/1/18	85,000	79,900
Inergy LP/Inergy Fin 8.750% 3/1/15	38,000	38,760
James River Escrow Inc - 144A 7.875% 4/1/19	80,000	67,200
Linn Energy LLC 7.750% 2/1/21	30,000	30,000
Linn Energy LLC 8.625% 4/15/20	65,000	66,950
Linn Energy LLC - 144A 6.500% 5/15/19	10,000	9,200
Markwest Energy Part/Fin 8.750% 4/15/18	150,000	159,750
Oasis Petroleum Inc - 144A 7.250% 2/1/19	5,000	4,850
Parker Drilling Co 9.125% 4/1/18	45,000	45,450
Petrohawk Energy Corp 6.250% 6/1/19	30,000	34,050
Petrohawk Energy Corp 7.875% 6/1/15	210,000	224,438
Plains Exploration & Production 7.000% 3/15/17	95,000	95,000
Precision Drilling Corp - 144A 6.500% 12/15/21	30,000	29,550
Sandridge Energy Inc - 144A 7.500% 3/15/21	40,000	36,800
Sandridge Energy Inc - 144A 8.000% 6/1/18	30,000	28,200
Trinidad Drilling Ltd - 144A 7.875% 1/15/19	65,000	64,675
Unit Corp 6.625% 5/15/21	25,000	24,875
Venoco Inc 8.875% 2/15/19	55,000	47,300
		2,263,662
Financials (6.4%)
Ally Financial Inc 6.250% 12/1/17	240,000	209,066
Avaya Inc 9.750% 11/1/15	60,000	43,800
(4) Avaya Inc 10.125% 11/1/15	100,165	73,371
Avaya Inc - 144A 7.000% 4/1/19	90,000	76,500
(5) Bank of America Corp 8.000% fixed to 1/30/188.000% 1/30/18	125,000	106,269
Cit Group Inc 7.000% 5/1/17	226,238	219,451
Cit Group Inc - 144A 6.625% 4/1/18	35,000	34,825
(5) Citigroup Capital XXI 8.300% 12/21/37	75,000	73,500
Claires Stores Inc 8.875% 3/15/19	55,000	39,600
Host Hotels & Resorts LP 9.000% 5/15/17	10,000	10,800
Intl Lease Fin Corp 8.625% 9/15/15	85,000	84,363
Intl Lease Fin Corp 8.750% 3/15/17	240,000	241,200
Intl Lease Fin Corp 5.750% 5/15/16	20,000	17,776
Intl Lease Fin Corp 6.250% 5/15/19	15,000	13,038
Intl Lease Fin Corp 8.250% 12/15/20	50,000	49,000
Intl Lease Fin Corp - 144A 7.125% 9/1/18	20,000	20,075
Pinafore LLC/INC - 144A 9.000% 10/1/18	87,000	89,175
Realogy Corp - 144A 7.875% 2/15/19	120,000	90,600
Regions Financial Corp 5.750% 6/15/15	90,000	86,400
UPCB Fin III LTD - 144A 6.625% 7/1/20	150,000	141,000
WM Fin Corp - 144A 11.500% 10/1/18	40,000	36,800
		1,756,609
Health Care (10.4%)
Accellent Inc 8.375% 2/1/17	50,000	47,625
Accellent Inc 10.000% 11/1/17	100,000	85,250
(4) Biomet Inc 10.375% 10/15/17	440,000	451,000
Community Health Systems 8.875% 7/15/15	195,000	191,588
Davita Inc 6.375% 11/1/18	70,000	67,200
Davita Inc 6.625% 11/1/20	15,000	14,400
DJO Fin LLC 10.875% 11/15/14	20,000	19,900
DJO Fin LLC/DJO Fin Corp - 144A 7.750% 4/15/18	90,000	76,950
Endo Pharmaceut Holdings Inc - 144A 7.000% 7/15/19	30,000	30,112
(1) GCB US Oncology Inc 0.000% 1/0/00	205,000.00	1,538
HCA Holdings Inc - 144A 7.750% 5/15/21	250,000	234,375
HCA Inc 6.500% 2/15/20	45,000	43,988
HCA Inc 7.500% 2/15/22	275,000	253,688
HCA Inc 8.000% 4/1/12	15,000	14,644
Health Management Assoc 6.125% 4/15/16	160,000	157,200
Healthsouth Corp 7.250% 10/1/18	60,000	57,000
Healthsouth Corp 7.750% 9/15/22	60,000	54,450
Mylan Inc - 144A 7.625% 7/15/17	35,000	36,400
Mylan Inc - 144A 7.875% 7/15/20	90,000	94,050
Radiation Therapy Service 9.875% 4/15/17	100,000	85,250
(4) Surgical Care Affiliates - 144A 8.875% 7/15/15	208,726	200,375
Tenet Healthcare Corp 8.000% 8/1/20	110,000	99,825
Tenet Healthcare Corp 8.875% 7/1/19	25,000	26,437
Tenet Healthcare Corp 9.250% 2/1/15	105,000	105,000
United Surgical Partners 9.250% 5/1/17	150,000	150,000
Valeant Pharmaceuticals - 144A 6.750% 10/1/17	40,000	36,850
Valeant Pharmaceuticals - 144A 6.875% 12/1/18	180,000	162,900
Valeant Pharmaceuticals - 144A 7.000% 10/1/20	10,000	8,850
Valeant Pharmaceuticals - 144A 7.250% 7/15/22	60,000	52,650
		2,859,495
Industrials (12.5%)
ACCO Brands Corp 7.625% 8/15/15	45,000	43,537
Aircastle Ltd 9.750% 8/1/18	65,000	66,950
Alliant Techsystems Inc 6.750% 4/1/16	115,000	115,287
Amsted Industries - 144A 8.125% 3/15/18	105,000	108,675
Associated Materials Inc 9.125% 11/1/17	115,000	93,150
Avis Budget Car Rental 7.750% 5/15/16	70,000	67,550
Avis Budget Car Rental 8.250% 1/15/19	85,000	77,775
Avis Budget Car Rental 9.625% 3/15/18	60,000	59,400
Belden Inc 9.250% 6/15/19	65,000	70,200
Building Materials Corp - 144A 6.750% 5/1/21	60,000	57,000
Building Materials Corp - 144A 6.875% 8/15/18	20,000	19,400
Case New Holland Inc 7.875% 12/1/17	115,000	122,475
Clean Harbors Inc 7.625% 8/15/16	71,000	74,017
Ducommun Inc - 144A 9.750% 7/15/18	10,000	10,000
Energy Future/EFIH Finan 10.000% 12/1/20	77,000	75,075
General Cable Corp 7.125% 4/1/17	100,000	100,000
Geo Group Inc 7.750% 10/15/17	110,000	113,575
Great Lakes Dredge & Dock 7.375% 2/1/19	75,000	69,000
Griffon Corp 7.125% 4/1/18	70,000	61,775
Hertz Corp 7.500% 10/15/18	175,000	167,125
Hillman Group Inc 10.875% 6/1/18	75,000	74,250
Hillman Group Inc - 144A 10.875% 6/1/18	10,000	9,900
Interline Brands Inc 7.000% 11/15/18	85,000	83,087
Iron Mountain Inc 8.750% 7/15/18	235,000	239,700
Manitowoc Company Inc 9.500% 2/15/18	45,000	43,987
Manitowoc Company Inc 8.500% 11/1/20	85,000	76,925
Masco Corp 7.125% 3/15/20	35,000	33,916
Mueller Water Products 8.750% 9/1/20	50,000	49,250
NXP BV/NXP Funding LLC - 144A 9.750% 8/1/18	115,000	120,175
NXP BV/NXP Funding LLC - 144A 10.000% 7/15/13	75,000	80,437
Oshkosh Corp 8.250% 3/1/17	70,000	67,900
Oshkosh Corp 8.500% 3/1/20	20,000	19,400
Ply Gem Industriers 8.250% 2/15/18	80,000	65,200
RailAmerica Inc 9.250% 7/1/17	115,000	124,487
RBS Global & Rexnord Corp 8.500% 5/1/18	105,000	100,537
RSC Equipment Rent/RSC Holdings 10.250% 11/15/19	15,000	14,700
RSC Equipment Rent/RSC Holdings 8.250% 2/1/21	50,000	43,250
RSC Equipment Rental Inc 9.500% 12/1/14	71,000	70,645
Sensata Technologies - 144A 6.500% 5/15/19	95,000	90,250
Sequa Corp - 144A 11.750% 12/1/15	110,000	115,500
Spirit Aerosystems Inc 7.500% 10/1/17	105,000	108,675
Terex Corp 8.000% 11/15/17	85,000	75,225
United Rentals North Am 8.375% 9/15/20	30,000	27,525
United Rentals North Am 9.250% 12/15/19	100,000	103,750
		3,410,637
Information Technology (7.8%)
Alcatel-Lucent USA Inc 6.450% 3/15/29	175,000	145,250
Amkor Technologies Inc 7.375% 5/1/18	90,000	86,850
Aspect Software Inc 10.625% 5/15/17	65,000	65,325
Audatex North America Inc - 144A 6.750% 6/15/18	55,000	54,587
Commscope Inc - 144A 8.250% 1/15/19	75,000	73,125
Eagle Parent Inc - 144A 8.625% 5/1/19	85,000	76,925
Fidelity National Information Svsc 7.625% 7/15/17	105,000	109,200
Fidelity National Information Svsc 7.875% 7/15/20	15,000	15,600
First Data Corp - 144A 7.375% 6/15/19	30,000	26,625
First Data Corp - 144A 8.250% 1/15/21	138,000	109,020
(4) First Data Corp - 144A 8.750% 1/15/22	138,000	109,020
First Data Corp - 144A 8.875% 8/15/20	110,000	103,400
First Data Corp - 144A 12.625% 1/15/21	227,000	167,980
Freescale Semiconductor 8.050% 2/1/20	55,000	49,775
Freescale Semiconductor - 144A 9.250% 4/15/18	95,000	97,612
Freescale Semiconductor - 144A 10.125% 3/15/18	70,000	72,800
IGate Corp - 144A 9.000% 5/1/16	75,000	69,750
MagnaChip Semiconductor 10.500% 4/15/18	145,000	152,975
Mantech International 7.250% 4/15/18	50,000	49,500
MEMC Electronics Materia - 144A 7.750% 4/1/19	75,000	64,125
Sinclair Television Group 8.375% 10/15/18	30,000	29,550
Sinclair Television Group - 144A 9.250% 11/1/17	85,000	89,250
SSI Invest II/Co-Issr LLC 11.125% 6/1/18	100,000	99,500
Sungard Data Systems Inc 7.375% 11/15/18	85,000	79,050
Sungard Data Systems Inc 10.250% 8/15/15	150,000	151,500
		2,148,294
Materials (8.6%)
Aleris Intl Inc - 144A 7.625% 2/15/18	20,000	17,950
Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	180,000
Atkore International Inc - 144A 9.875% 1/1/18	85,000	76,925
Berry Plastics Corp 9.750% 1/15/21	25,000	21,250
Bway Holding Co 10.000% 6/15/18	130,000	136,500
Clearwater Paper Corp 10.625% 6/15/16	100,000	109,625
Clearwater Paper Corp 7.125% 11/1/18	10,000	9,925
FMG Resources - 144A 6.875% 2/1/18	70,000	61,600
FMG Resources - 144A 7.000% 11/1/15	30,000	27,900
Graphic Packaging Intl 7.875% 10/1/18	40,000	41,000
Hexion Us Fin/Nova Scoti 8.875% 2/1/18	35,000	28,875
Hexion US Fin/Nova Scoti 9.000% 11/15/20	60,000	43,950
Huntsman International LLC 5.500% 6/30/16	80,000	74,600
Huntsman International LLC 8.625% 3/15/21	50,000	47,875
Huntsman International LLC 8.625% 3/15/20	35,000	34,037
Ineos Fin PLC - 144A 9.000% 5/15/15	145,000	137,750
Ineos Group Holdings PLC - 144A 8.500% 2/15/16	95,000	70,300
Longview Fibre Paper & Packaging - 144A 8.000% 6/1/16	20,000	19,400
(2) Newpage Corp 11.375% 12/31/14	40,000	29,700
(4) Noranda Aluminium Acquisition 4.417% 5/15/15	158,963	143,067
Nova Chemicals Corp 8.625% 11/1/19	35,000	37,887
Novelios Inc 8.750% 12/15/20	100,000	98,000
Novelis Inc 8.375% 12/15/17	80,000	79,200
Packaging Dynamics Corp - 144A 8.750% 2/1/16	75,000	73,500
PH Glatfelter 7.125% 5/1/16	140,000	137,900
PH Glatfelter 7.125% 5/1/16	15,000	14,775
Polyone Corp 7.375% 9/15/20	35,000	35,175
Polypore International 7.500% 11/15/17	100,000	100,500
Rain CII Carbon LLC - 144A 8.000% 12/1/18	35,000	35,000
Reichhold Industries Inc - 144A 9.000% 8/15/14	320,000	217,600
Scotts Miracle-Gro Co 7.250% 1/15/18	45,000	45,675
Sealed Air Corp - 144A 8.125% 9/15/19	20,000	20,200
Sealed Air Corp - 144A 8.375% 9/15/21	20,000	20,200
Vertellus Specialties - 144A 9.375% 10/1/15	90,000	78,750
Vulcan Materials 6.500% 12/1/16	30,000	27,653
Vulcan Materials 7.500% 6/15/21	30,000	27,987
		2,362,231
Telecommunication Services (8.1%)
Buccaneer Merger Sub Inc - 144A 9.125% 1/15/19	45,000	44,100
Cincinnati Bell Inc 8.375% 10/15/20	135,000	125,550
Clearwire Comm/Fin - 144A 12.000% 12/1/15	150,000	126,375
Cogent Communications - 144A 8.375% 2/15/18	60,000	61,800
Cricket Communications I 7.750% 10/15/20	50,000	43,500
Digicel Group Ltd - 144A 10.500% 4/15/18	100,000	98,500
GCI Inc 8.625% 11/15/19	95,000	99,037
Integra Telecom - 144A 10.750% 4/15/16	50,000	44,250
Intelsat Jackson Holdings - 144A 7.250% 10/15/20	90,000	83,025
Intelsat Jackson Holdings - 144A 7.250% 4/1/19	65,000	60,287
Intelsat Luxembourg 11.250% 2/4/17	60,000	52,050
Intelsat Luxembourg 11.500% 2/4/17	65,000	55,900
Intelsat Luxembourg - 144A 11.500% 2/4/17	80,000	68,800
IPCS Inc 3.504% 5/1/14	77,001	66,991
ITC Deltacom Inc 10.500% 4/1/16	80,000	81,600
Level 3 Communications - 144A 11.875% 2/1/19	20,000	19,000
Level 3 Escrow Inc - 144A 8.125% 7/1/19	60,000	53,025
Level 3 Financing Inc - 144A 9.375% 4/1/19	105,000	97,650
Metropcs Wireless Inc 7.875% 9/1/18	125,000	121,250
Paetec Corp 9.875% 12/1/18	115,000	120,463
Paetec Holding Corp 8.875% 6/30/17	80,000	84,000
SBA Telecommunications 8.250% 8/15/19	60,000	63,000
SBA Telecommunications 8.000% 8/15/16	35,000	36,663
Sprint Capital Corp 8.750% 3/15/32	445,000	386,594
Texas Company Elec Hold LLC - 144A 11.500% 10/1/20	90,000	72,000
Trilogy Intl Part LLC - 144A 10.250% 8/15/16	10,000	9,800
Windstream Corp 7.500% 4/1/23	35,000	32,638
Windstream Corp 8.125% 9/1/18	25,000	25,188
		2,233,036
Utilities (2.0%)
AES Corp 9.750% 4/15/16	145,000	155,875
Calpine Corp - 144A 7.250% 10/15/17	30,000	28,950
Calpine Corp - 144A 7.500% 2/15/21	75,000	71,625
Calpine Corp - 144A 7.875% 7/31/20	85,000	82,025
Energy Future Holdings 10.000% 1/15/20	90,000	87,300
NRG Energy Inc 8.250% 9/1/20	40,000	37,800
NRG Energy Inc - 144A 7.625% 1/15/18	95,000	88,350
		551,925

TOTAL CORPORATE BONDS (COST: $27,794,257)		$26,757,595

COMMON STOCK (0.1%)	Shares
(1) Dex One Corp (COST: $398,943)	4,445	$2,489

SHORT-TERM SECURITIES (0.5%)
(5) Wells Fargo Advantage Cash Investment Money Market 0.053% (COST: $127,298)	127,298	$127,298

TOTAL INVESTMENTS IN SECURITIES (COST: $28,320,498) (98.2%)		$26,887,382
OTHER ASSETS LESS LIABILITIES (1.8%)		491,309

NET ASSETS (100.0%)		$27,378,691

(1) Non-income producing security.
(2) Issue is in default.
(3) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(4) Interest or dividend is paid-in-kind, when applicable.
(5) Variable rate security; rate shown represents rate as of September 30, 2011.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $8,605,926 representing 31.4% of net assets.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2011(unaudited)
		Fair
	Quantity	Value
COMMON STOCK (93.0%)

Energy (82.5%)
Baker Hughes, Inc.	306,000	$14,124,960
*Basic Energy Svcs	596,000	8,439,360
*Brigham Exploration Co	682,000	17,227,320
Calfrac Well Services Ltd	116,000	2,710,990
*Cameron International Corp	195,900	8,137,686
Canyon Services Group Inc	380,000	3,292,662
CARBO Ceramics Inc	135,000	13,841,550
Chevron Corp	44,000	4,070,880
*Complete Production Services, Inc	586,000	11,046,100
ConocoPhillips	52,000	3,292,640
*Continental Resources Inc	193,000	9,335,410
*Dawson Geophysical Company	64,000	1,509,120
*Dresser-Rand Group Inc	185,000	7,498,050
EOG Resources Inc	78,000	5,538,780
Enbridge Inc	198,700	6,344,491
Exxon Mobil Corp	50,000	3,631,500
*Flotek Industries Inc	680,000	3,175,600
*Gasfrac Energy Services Inc	504,000	3,607,229
*GeoResources Inc	351,000	6,244,290
Halliburton Company	413,000	12,604,760
Helmerich & Payne Inc	63,000	2,557,800
Hess Corp	270,000	14,164,200
*Key Energy Services Inc	435,000	4,128,150
Kinder Morgan Inc	160,000	4,142,400
*Kodiak Oil & Gas Corp	2,255,000	11,748,550
Lufkin Industries Inc	213,000	11,333,730
Marathon Oil Corp	150,000	3,237,000
National Oilwell Varco Inc	309,000	15,826,980
*Oasis Petroleum	601,000	13,420,330
Occidental Petroleum Corp	46,000	3,289,000
Patterson-Uti Energy Inc	365,000	6,329,100
*Pure Energy Services Ltd	568,000	3,441,910
RPC Inc	140,000	2,284,800
Schlumberger Ltd	74,000	4,420,020
*Tesoro Corp	164,000	3,193,080
TransCanada Corp	100,000	4,049,000
*Whiting Petroleum Corp	196,000	6,875,680
Williams Companies Inc	127,000	3,091,180
*Nabors Industries	260,000	3,187,600
		266,393,887
Industrials (3.2%)
Canadian Pacific Railway Ltd	43,000	2,067,870
Caterpillar Inc	50,000	3,692,000
Deere & Co	70,000	4,519,900
		10,279,770
Materials (4.7%)
Agrium Inc	57,600	3,839,616
Monsanto Company	50,000	3,002,000
Mosaic Company	60,000	2,938,200
Potash Sask	127,000	5,488,940
		15,268,756
Utilities (2.6%)
MDU Resources Group Inc	255,000	4,893,450
ONEOK Inc	52,000	3,434,080
		8,327,530

TOTAL COMMON STOCKS (COST: $396,109,620)		$300,269,943

SHORT-TERM SECURITIES (6.7%)	Shares
^Wells Fargo Advantage Cash Investment Money Market 0.053% (COST: $21,539,287)	21,539,287	$21,539,287

TOTAL INVESTMENTS IN SECURITIES (COST: $417,648,907) (99.7%)		$321,809,230
OTHER ASSETS LESS LIABILITIES (0.3%)		843,451

NET ASSETS (100%)		$322,652,681

*Non-income producing
^Variable rate security; rate shown represents rate as of September 30, 2011.

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments September 30, 2011 (unaudited)
		Fair
	Quantity	Value
COMMON STOCK (97.5%)

Consumer Discretionary (7.9%)
Genuine Parts	12,000	$609,600
NIKE Inc	8,000	684,080
Yum Brands	12,000	592,680
		1,886,360
Consumer Staples (9.7%)
The Coca-Cola Co	5,000	337,800
*Dean Foods Co	50,000	443,500
*Green Mountain Coffee Roasters Inc	16,500	1,533,510
		2,314,810
Energy (20.8%)
Baker Hughes, Inc.	14,000	646,240
Canyon Services Group Inc	47,000	407,250
CARBO Ceramics Inc	5,000	512,650
*Continental Resources Inc	10,400	503,048
Halliburton Company	19,000	579,880
Hess Corp	7,600	398,696
*Kodiak Oil & Gas Corp	160,000	833,600
National Oilwell Varco Inc	13,500	691,470
Schlumberger Ltd	7,000	418,110
		4,990,944
Financials (8.9%)
BlackRock Inc	5,400	799,254
First Niagara Finc Gr Inc	63,000	576,450
JP Morgan Chase & Corp	25,000	753,000
		2,128,704
Health Care (7.5%)
Merck & Co Inc	18,000	588,780
*Thermo Fisher Scientific Inc	15,000	759,600
*Waters Corp	6,000	452,940
		1,801,320
Industrials (7.2%)
*Clean Harbors Inc	12,000	615,600
Emerson Electric Co	12,000	495,720
Snap-on Inc	14,000	621,600
		1,732,920
Information Technology (21.7%)
*Apple Inc.	3,800	1,448,484
*Cognizant Technology Solutions Corp	12,000	752,400
*EMC Corp	48,000	1,007,520
*Google Inc	675	347,207
Oracle Corp	26,000	747,240
Qualcomm Inc	12,000	583,560
*Super Micro Computer Inc	25,000	313,250
		5,199,661
Materials (9.5%)
Cliffs Natural Resources Inc	5,500	281,435
NewMarket Corp	8,000	1,214,960
Potash Sask	18,000	777,960
		2,274,355
Telecommunication Services (1.8%)
AT&T Inc	15,000	427,800
		427,800
Utilities (2.5%)
Black Hills Corp	20,000	612,800
		612,800

TOTAL COMMON STOCKS (COST: $21,897,782)		$23,369,674

SHORT-TERM SECURITIES (2.5%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.053% (COST: $598,109)	598,109	$598,109

TOTAL INVESTMENTS IN SECURITIES (COST:$21,897,782) (100.0%)		$23,967,783
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(7,879)

NET ASSETS (100.0%)		$23,959,904

*Non-income producing
^ Variable rate security; rate shown represents rate as of September 30, 2011.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund
Investments at cost	$28,320,498	$417,648,907	$21,897,782
Unrealized appreciation	$651,147	$2,914,914	$3,581,922
Unrealized depreciation	($2,084,263)	($98,754,591)	($2,110,030)
Net unrealized appreciation (depreciation)*	($1,433,116)	($95,839,677)	$1,471,892

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2011:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$127,298	$0	$0	$127,298
Common Stock	$2,489	$0	$0	$2,489
Corporate Bonds	0	26,760,084	0	26,760,084
Total	$129,787	$26,760,084	$0	$26,889,871

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$21,539,287	$0	$0	$21,539,287
Common Stock	300,269,943	0	0	300,269,943
Total	$321,809,230	$0	$0	$321,809,230

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$598,109	$0	$0	$598,109
Common Stock	23,369,674	0	0	23,369,674
Total	$23,967,783	$0	$0	$23,967,783

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2011